Consolidated Statement of Operations - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Income Statement [Abstract]
Operating revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative	41,303	2,400
Loss from operations	(41,303)	(2,400)
Other income (expenses)
Interest expense	(152,621)	(84,498)
Change in derivative liability	(68,609)	(193,482)
Debt settlement gain (loss)	297,297
Other income	1,500	1,500
Interest income	3
Total other income (expenses)	77,570	(276,480)
Loss before income taxes	36,267	(278,880)
Net income (loss)	$ 36,267	$ (278,880)
Net loss per share, basic and diluted	$ 0.00	$ (0.00)
Weighted average common equivalent share outstanding, basic and diluted	76,274,181	75,546,982